Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 2,403,098	$ 1,490,369
Restricted cash	419,447	717,388
Trade receivables	106,794	160,412
Flight equipment held for operating leases, net	32,219,494	31,984,668
Maintenance rights intangible and lease premium, net	3,139,045	3,906,026
Flight equipment held for sale	71,055	14,082
Net investment in finance and sales-type leases	469,198	347,091
Prepayments on flight equipment	3,300,426	3,486,514
Other intangibles, net	461,006	523,709
Deferred income tax assets	161,193	190,029
Other assets	1,163,723	1,047,092
Total Assets	43,914,479	43,867,380
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,239,199	1,195,880
Accrued maintenance liability	3,185,794	3,194,365
Lessee deposit liability	891,454	848,332
Debt	29,806,843	30,402,392
Deferred income tax liabilities	$ 365,380	$ 283,863
Commitments and contingencies
Total Liabilities	$ 35,488,670	$ 35,924,832
Ordinary share capital, 0.01 par value (350,000,000 ordinary shares authorized, 203,411,207 ordinary shares issued and 200,342,204 ordinary shares outstanding as of December 31, 2015 and 350,000,000 ordinary shares authorized, 212,318,291 ordinary shares issued and outstanding as of December 31, 2014)	2,457	2,559
Additional paid-in capital	5,026,993	5,557,627
Treasury shares, at cost (3,069,003 ordinary shares)	(146,312)
Accumulated other comprehensive loss	(6,307)	(6,895)
Accumulated retained earnings	3,472,132	2,310,486
Total AerCap Holdings N.V. shareholders' equity	8,348,963	7,863,777
Non-controlling interest	76,846	78,771
Total Equity	8,425,809	7,942,548
Total Liabilities and Equity	43,914,479	43,867,380
Supplemental balance sheet information - amounts related to consolidated variable interest entities:
Restricted cash	419,447	717,388
Flight equipment held for operating leases, net	32,219,494	31,984,668
Accrued maintenance liability	3,185,794	3,194,365
Debt	29,806,843	30,402,392
Consolidated Variable Interest Entities [Member]
Assets
Restricted cash	185,969	160,815
Flight equipment held for operating leases, net	3,094,295	2,892,664
Liabilities and Equity
Accrued maintenance liability	232,704	195,679
Debt	1,554,958	1,636,007
Supplemental balance sheet information - amounts related to consolidated variable interest entities:
Restricted cash	185,969	160,815
Flight equipment held for operating leases, net	3,094,295	2,892,664
Assets other than restricted cash and flight equipment held for operating leases, net	120,215	67,760
Accrued maintenance liability	232,704	195,679
Debt	1,554,958	1,636,007
Liabilities other than accrued maintenance liability and debt	$ 114,994	$ 107,927